UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund Third Quarter Report — June 30, 2015	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund decreased 0.2% compared with an increase of 0.3% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a)(b) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	(0.23)%	1.40%	14.85%	7.95%	8.03%	10.33%
S&P 500 Index	0.28	7.42	17.34	7.89	4.36	9.23(e)
Nasdaq Composite Index	2.06	14.59	20.27	10.47	2.51	9.53(e)
Lipper Equity Income Fund Average	(0.61)	2.60	15.03	6.79	6.03	8.41
Class A (GCAEX)	(0.27)	1.37	14.84	7.95	8.02	10.33
With sales charge (c)	(6.00)	(4.46)	13.49	7.31	7.60	10.05
Class C (GCCEX)	(0.44)	0.63	13.99	7.15	7.42	9.93
With contingent deferred sales charge (d)	(1.44)	(0.37)	13.99	7.15	7.42	9.93
Class I (GCIEX)	(0.19)	1.65	15.13	8.16	8.17	10.42

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.5%
	Aerospace — 2.9%
74,000	Aerojet Rocketdyne Holdings Inc.†	$1,525,140
2,000	Lockheed Martin Corp.	371,800
10,000	Raytheon Co.	956,800
265,000	Rockwell Automation Inc.	33,029,600
2,000	Rockwell Collins Inc.	184,700
1,600,000	Rolls-Royce Holdings plc	21,871,661
225,600,000	Rolls-Royce Holdings plc, Cl. C†	354,472
100,000	The Boeing Co.	13,872,000

		72,166,173

	Agriculture — 0.6%
100,000	Archer Daniels Midland Co.	4,822,000
86,500	Monsanto Co.	9,220,035
12,000	The Mosaic Co.	562,200

		14,604,235

	Automotive — 1.0%
600,000	Ford Motor Co.	9,006,000
120,000	General Motors Co.	3,999,600
475,000	Navistar International Corp.†	10,749,250
31,000	PACCAR Inc.	1,978,110

		25,732,960

	Automotive: Parts and Accessories — 3.0%
8,000	BorgWarner Inc.	454,720
200,000	Dana Holding Corp.	4,116,000
84,511	Federal-Mogul Holdings Corp.†	959,200
500,000	Genuine Parts Co.	44,765,000
6,000	Johnson Controls Inc.	297,180
46,000	Modine Manufacturing Co.†	493,580
88,000	O’Reilly Automotive Inc.†	19,886,240
47,000	Tenneco Inc.†	2,699,680
150,000	The Pep Boys - Manny, Moe & Jack†	1,840,500

		75,512,100

	Aviation: Parts and Services — 0.3%
60,000	Curtiss-Wright Corp.	4,346,400
3,000	Precision Castparts Corp.	599,610
29,000	United Technologies Corp.	3,216,970

		8,162,980

	Broadcasting — 0.9%
310,282	CBS Corp., Cl. A, Voting	17,810,187
82,000	CBS Corp., Cl. B, Non-Voting	4,551,000

		22,361,187

	Building and Construction — 0.4%
240,000	Fortune Brands Home & Security Inc.	10,996,800

	Business Services — 1.1%
37,000	Automatic Data Processing Inc.	2,968,510
37,789	Blackhawk Network Holdings Inc.†	1,556,907
188,000	Diebold Inc.	6,580,000

Shares		Market Value

4,000	Landauer Inc.	$142,560
102,000	MasterCard Inc., Cl. A	9,534,960
30,000	McGraw Hill Financial Inc.	3,013,500
10,000	MSC Industrial Direct Co. Inc., Cl. A	697,700
40,000	Pentair plc	2,750,000
4,000	Vectrus Inc.†	99,480

		27,343,617

	Cable and Satellite — 1.0%
15,000	AMC Networks Inc., Cl. A†	1,227,750
140,000	Cablevision Systems Corp., Cl. A	3,351,600
20,000	DIRECTV†	1,855,800
164,000	DISH Network Corp., Cl. A†	11,104,440
16,000	EchoStar Corp., Cl. A†	778,880
58,000	Scripps Networks Interactive Inc., Cl. A	3,791,460
11,000	Time Warner Cable Inc.	1,959,870

		24,069,800

	Communications Equipment — 0.6%
745,000	Corning Inc.	14,698,850

	Computer Hardware — 1.5%
23,000	Apple Inc.	2,884,775
300,000	Hewlett-Packard Co.	9,003,000
155,000	International Business Machines Corp.	25,212,300

		37,100,075

	Computer Software and Services — 1.3%
11,000	CDK Global Inc.	593,780
38,000	eBay Inc.†	2,289,120
460,000	EMC Corp.	12,139,400
115,000	Fidelity National Information Services Inc.	7,107,000
62,000	Microsoft Corp.	2,737,300
170,000	Yahoo! Inc.†	6,679,300

		31,545,900

	Consumer Products — 3.2%
45,000	Altria Group Inc.	2,200,950
75,000	Avon Products Inc.	469,500
73,000	Energizer Holdings Inc.	9,603,150
12,000	Hanesbrands Inc.	399,840
2,000	National Presto Industries Inc.	160,640
50,000	Philip Morris International Inc.	4,008,500
103,000	Reckitt Benckiser Group plc	8,881,654
25,500	Svenska Cellulosa AB, Cl. A	650,585
1,240,000	Swedish Match AB	35,271,085
200,000	The Procter & Gamble Co.	15,648,000
81,000	Unilever NV - NY Shares	3,389,040

		80,682,944

	Consumer Services — 0.2%
4,000	Allegion plc	240,560
150,000	Rollins Inc.	4,279,500

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
20,000	The ADT Corp.	$671,400

		5,191,460

	Diversified Industrial — 4.3%
3,000	Acuity Brands Inc.	539,940
100,000	Crane Co.	5,873,000
80,000	Eaton Corp. plc	5,399,200
1,500,000	General Electric Co.	39,855,000
228,000	Honeywell International Inc.	23,249,160
50,000	ITT Corp.	2,092,000
50,000	Jardine Matheson Holdings Ltd.	2,837,500
180,000	Jardine Strategic Holdings Ltd.	5,448,600
120,000	Textron Inc.	5,355,600
350,000	Toray Industries Inc.	2,961,351
26,000	Trinity Industries Inc.	687,180
305,000	Tyco International plc	11,736,400

		106,034,931

	Electronics — 0.9%
53,000	Dolby Laboratories Inc., Cl. A	2,103,040
40,000	Intel Corp.	1,216,600
26,000	Sony Corp., ADR†	738,140
74,000	TE Connectivity Ltd.	4,758,200
280,000	Texas Instruments Inc.	14,422,800

		23,238,780

	Energy and Utilities: Electric — 0.6%
52,000	American Electric Power Co. Inc.	2,754,440
2,500	DTE Energy Co.	186,600
90,000	El Paso Electric Co.	3,119,400
78,000	Great Plains Energy Inc.	1,884,480
100,000	Korea Electric Power Corp., ADR	2,036,000
260,000	The AES Corp.	3,447,600
14,000	UIL Holdings Corp.	641,480
6,768	WEC Energy Group Inc.	304,357

		14,374,357

	Energy and Utilities: Integrated — 2.0%
140,000	CONSOL Energy Inc.	3,043,600
82,000	Dominion Resources Inc.	5,483,340
60,000	Duke Energy Corp.	4,237,200
112,000	Energy Transfer Equity LP	7,187,040
29,000	Eni SpA	514,705
120,000	Eversource Energy	5,449,200
35,000	FirstEnergy Corp.	1,139,250
13,069	Iberdrola SA, ADR	343,061
100,000	NextEra Energy Inc.	9,803,000
135,000	OGE Energy Corp.	3,856,950
118,000	PNM Resources Inc.	2,902,800
28,000	Suncor Energy Inc., New York	770,560
2,000	Suncor Energy Inc., Toronto	55,084
44,000	TECO Energy Inc.	777,040

Shares		Market Value

128,000	Westar Energy Inc.	$4,380,160

		49,942,990

	Energy and Utilities: Natural Gas — 1.6%
10,000	AGL Resources Inc.	465,600
6,500	Atmos Energy Corp.	333,320
55,000	California Resources Corp.	332,200
100,000	Kinder Morgan Inc.	3,839,000
314,000	National Fuel Gas Co.	18,491,460
34,000	ONE Gas Inc.	1,447,040
130,000	ONEOK Inc.	5,132,400
24,000	Piedmont Natural Gas Co. Inc.	847,440
66,000	Southwest Gas Corp.	3,511,860
169,000	Spectra Energy Corp.	5,509,400

		39,909,720

	Energy and Utilities: Oil — 4.1%
200,000	Anadarko Petroleum Corp.	15,612,000
405,000	BP plc, ADR	16,183,800
168,000	Chevron Corp.	16,206,960
170,000	ConocoPhillips	10,439,700
16,000	Denbury Resources Inc.	101,760
58,000	Devon Energy Corp.	3,450,420
140,000	Exxon Mobil Corp.	11,648,000
120,000	Hess Corp.	8,025,600
38,000	Marathon Oil Corp.	1,008,520
36,000	Marathon Petroleum Corp.	1,883,160
95,000	Occidental Petroleum Corp.	7,388,150
4,000	PetroChina Co. Ltd., ADR	443,240
36,000	Repsol SA, ADR	633,600
120,000	Royal Dutch Shell plc, Cl. A, ADR	6,841,200
33,000	Statoil ASA	589,673
63,000	Statoil ASA, ADR	1,127,700
17,518	Total SA, ADR	861,360
40,000	WesternZagros Resources Ltd.†	7,366

		102,452,209

	Energy and Utilities: Services — 1.7%
10,000	ABB Ltd., ADR	208,800
52,000	Cameron International Corp.†	2,723,240
350,000	Halliburton Co.	15,074,500
94,000	Oceaneering International Inc.	4,379,460
40,000	Schlumberger Ltd.	3,447,600
1,400,000	Weatherford International plc†	17,178,000

		43,011,600

	Energy and Utilities: Water — 0.3%
45,000	Aqua America Inc.	1,102,050
190,000	Severn Trent plc	6,212,526

		7,314,576

	Entertainment — 2.0%
150,000	Grupo Televisa SAB, ADR	5,823,000
36,000	The Madison Square Garden Co., Cl. A†	3,005,640

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
117,000	Time Warner Inc.	$10,226,970
140,016	Twenty-First Century Fox Inc., Cl. B	4,511,315
300,000	Viacom Inc., Cl. A	19,461,000
260,000	Vivendi SA	6,558,117

		49,586,042

	Environmental Services — 0.4%
50,000	Republic Services Inc.	1,958,500
175,000	Waste Management Inc.	8,111,250

		10,069,750

	Equipment and Supplies — 1.2%
34,000	A.O. Smith Corp.	2,447,320
28,000	Danaher Corp.	2,396,520
192,000	Flowserve Corp.	10,110,720
24,000	Graco Inc.	1,704,720
12,000	Ingersoll-Rand plc	809,040
26,000	Minerals Technologies Inc.	1,771,380
190,000	Mueller Industries Inc.	6,596,800
16,500	Parker Hannifin Corp.	1,919,445
56,000	Tenaris SA, ADR	1,513,120

		29,269,065

	Financial Services — 17.5%
6,579	Alleghany Corp.†	3,083,972
400,000	AllianceBernstein Holding LP	11,812,000
362,000	American Express Co.	28,134,640
530,000	American International Group Inc.	32,764,600
30,000	Argo Group International Holdings Ltd.	1,671,000
22,447	Banco Popular Espanol SA	108,759
5,195	Banco Santander Chile, ADR	105,199
160,000	Banco Santander SA, ADR	1,121,600
320,000	Bank of America Corp.	5,446,400
13,056	BNP Paribas SA	788,181
510,000	Citigroup Inc.	28,172,400
43,000	Deutsche Bank AG	1,296,880
78,000	Dundee Corp., Cl. A†	783,122
44,000	Eaton Vance Corp.	1,721,720
132,000	Federated Investors Inc., Cl. B	4,420,680
34,167	Fidelity Southern Corp.	595,872
270,000	H&R Block Inc.	8,005,500
65,000	Hudson City Bancorp Inc.	642,200
54,000	Interactive Brokers Group Inc., Cl. A	2,244,240
315,034	Janus Capital Group Inc.	5,393,382
274,000	JPMorgan Chase & Co.	18,566,240
82,758	Julius Baer Group Ltd.	4,642,662
32,000	Kemper Corp.	1,233,600
90,100	Kinnevik Investment AB, Cl. A	2,891,078
19,000	Kinnevik Investment AB, Cl. B	600,723
473,000	Legg Mason Inc.	24,373,690
15,000	Leucadia National Corp.	364,200

Shares		Market Value

180,000	Loews Corp.	$6,931,800
156,000	M&T Bank Corp.	19,489,080
365,000	Marsh & McLennan Companies Inc.	20,695,500
370,000	Morgan Stanley	14,352,300
288,000	Navient Corp.	5,244,480
96,000	Northern Trust Corp.	7,340,160
28,000	Och-Ziff Capital Management Group LLC, Cl. A	342,160
40,000	Oritani Financial Corp.	642,000
45,000	Popular Inc.†	1,298,700
34,000	Royal Bank of Canada	2,079,100
320,000	SLM Corp.†	3,158,400
170,000	State Street Corp.	13,090,000
310,000	Sterling Bancorp	4,557,000
12,000	SunTrust Banks Inc.	516,240
82,000	T. Rowe Price Group Inc.	6,373,860
100,000	TD Ameritrade Holding Corp.	3,682,000
1,157,000	The Bank of New York Mellon Corp.	48,559,290
3,000	The Dun & Bradstreet Corp.	366,000
22,000	The Goldman Sachs Group Inc.	4,593,380
153,000	The Hartford Financial Services Group Inc.	6,360,210
106,000	The PNC Financial Services Group Inc.	10,138,900
20,000	The Travelers Companies Inc.	1,933,200
87,000	W. R. Berkley Corp.	4,517,910
140,000	Waddell & Reed Financial Inc., Cl. A	6,623,400
920,000	Wells Fargo & Co.	51,740,800
402,000	Wright Investors’ Service Holdings Inc.†	611,040

		436,221,450

	Food and Beverage — 11.4%
1,000	Ajinomoto Co. Inc.	21,665
30,000	Anheuser-Busch InBev NV	3,595,398
194,392	Brown-Forman Corp., Cl. A	21,659,157
20,250	Brown-Forman Corp., Cl. B	2,028,645
218,000	Campbell Soup Co.	10,387,700
80,000	Coca-Cola Amatil Ltd., ADR	558,400
20,000	Coca-Cola Enterprises Inc.	868,800
14,500	Coca-Cola Femsa SAB de CV, ADR	1,152,025
18,000	Constellation Brands Inc., Cl. A	2,088,360
144,000	Danone SA	9,309,639
550,000	Davide Campari-Milano SpA	4,184,876
60,000	Dean Foods Co.	970,200
3,000	Diageo plc	86,780
102,000	Diageo plc, ADR	11,836,080
95,000	Dr Pepper Snapple Group Inc.	6,925,500
133,000	Fomento Economico Mexicano SAB de CV, ADR	11,848,970
240,000	General Mills Inc.	13,372,800
3,000,000	Grupo Bimbo SAB de CV, Cl. A†	7,751,233
148,000	Heineken NV	11,231,421
17,000	Heineken NV, ADR	648,890
240,000	ITO EN Ltd.	5,035,911
35,000	Kellogg Co.	2,194,500

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
116,000	Kraft Foods Group Inc.	$9,876,240
28,000	McCormick & Co. Inc., Non-Voting	2,266,600
970,000	Mondelēz International Inc., Cl. A	39,905,800
115,000	Nestlé SA	8,302,583
65,000	Nestlé SA, ADR	4,690,400
130,000	NISSIN FOODS HOLDINGS CO. LTD.	5,704,130
4,000,000	Parmalat SpA	10,443,934
113,000	PepsiCo Inc.	10,547,420
45,000	Pernod Ricard SA	5,197,440
10,000	Post Holdings Inc.†	539,300
58,000	Remy Cointreau SA	4,180,361
20,000	SABMiller plc	1,038,275
220,000	Sapporo Holdings Ltd.	817,911
760,000	The Coca-Cola Co.	29,814,800
2,000	The Hershey Co.	177,660
161,003	The WhiteWave Foods Co.†	7,869,827
95,113	Tootsie Roll Industries Inc.	3,073,101
54,000	Tyson Foods Inc., Cl. A	2,302,020
155,000	Yakult Honsha Co. Ltd.	9,194,754

		283,699,506

	Health Care — 13.5%
38,000	Abbott Laboratories	1,865,040
18,500	AbbVie Inc.	1,243,015
40,000	Aetna Inc.	5,098,400
5,000	Allergan plc†	1,517,300
113,000	Baxter International Inc.	7,902,090
71,000	Becton, Dickinson and Co.	10,057,150
23,000	Bio-Rad Laboratories Inc., Cl. A†	3,464,030
515,000	Boston Scientific Corp.†	9,115,500
642,000	Bristol-Myers Squibb Co.	42,718,680
449,000	Eli Lilly & Co.	37,487,010
20,000	Express Scripts Holding Co.†	1,778,800
14,076	GlaxoSmithKline plc, ADR	586,265
22,000	Henry Schein Inc.†	3,126,640
84,275	Hospira Inc.†	7,476,035
105,000	Indivior plc†	370,875
313,000	Johnson & Johnson	30,504,980
22,000	Laboratory Corp. of America Holdings†	2,666,840
87,000	Mead Johnson Nutrition Co.	7,849,140
510,000	Merck & Co. Inc.	29,034,300
270,000	Novartis AG, ADR	26,551,800
215,000	Patterson Companies Inc.	10,459,750
1,000,000	Pfizer Inc.	33,530,000
136,000	Roche Holding AG, ADR	4,769,520
38,000	Roche Holding AG, Genusschein	10,648,698
50,000	St. Jude Medical Inc.	3,653,500
172,000	Tenet Healthcare Corp.†	9,955,360
165,000	UnitedHealth Group Inc.	20,130,000
18,000	William Demant Holding A/S†	1,373,153
60,000	Wright Medical Group Inc.†	1,575,600

Shares		Market Value

54,000	Zimmer Biomet Holdings Inc.	$5,898,420
80,000	Zoetis Inc.	3,857,600

		336,265,491

	Hotels and Gaming — 0.8%
1,000,000	Ladbrokes plc	2,039,470
149,000	Las Vegas Sands Corp.	7,832,930
80,000	MGM Resorts International†	1,460,000
78,000	Starwood Hotels & Resorts Worldwide Inc.	6,325,020
14,500	Wynn Resorts Ltd.	1,430,715

		19,088,135

	Machinery — 1.2%
6,000	Caterpillar Inc.	508,920
248,000	Deere & Co.	24,068,400
160,000	Xylem Inc.	5,931,200

		30,508,520

	Metals and Mining — 1.1%
940,000	Alcoa Inc.	10,481,000
400,002	Freeport-McMoRan Inc.	7,448,037
340,000	Newmont Mining Corp.	7,942,400
165,000	Peabody Energy Corp.	361,350
2,000	Royal Gold Inc.	123,180

		26,355,967

	Paper and Forest Products — 0.1%
60,000	International Paper Co.	2,855,400

	Publishing — 0.1%
1,200	Graham Holdings Co., Cl. B	1,290,060
3,000	Value Line Inc.	31,140

		1,321,200

	Real Estate — 0.0%
78,000	Dream Unlimited Corp., Cl. A†	605,140
10,000	Griffin Industrial Realty Inc.	320,400

		925,540

	Real Estate Investment Trusts — 0.7%
70,000	Plum Creek Timber Co. Inc.	2,839,900
45,000	Ryman Hospitality Properties Inc.	2,389,950
425,000	Weyerhaeuser Co.	13,387,500

		18,617,350

	Retail — 9.3%
16,000	Compagnie Financiere Richemont SA	1,301,460
40,266	Copart Inc.†	1,428,638
212,000	Costco Wholesale Corp.	28,632,720
540,000	CVS Health Corp.	56,635,200
100,000	Hertz Global Holdings Inc.†	1,812,000
100,000	Ingles Markets Inc., Cl. A	4,777,000
480,000	J.C. Penney Co. Inc.†	4,065,600
1,000	Lands’ End Inc.†	24,830
487,000	Macy’s Inc.	32,857,890

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
1,000	Sears Canada Inc.†	$6,090
1,000	Sears Holdings Corp.†	26,700
209	Sears Hometown and Outlet Stores Inc.†	1,986
90,000	Seven & i Holdings Co. Ltd.	3,868,121
490,000	The Home Depot Inc.	54,453,700
112,000	Tractor Supply Co.	10,073,280
124,000	Walgreens Boots Alliance Inc.	10,470,560
170,000	Wal-Mart Stores Inc.	12,058,100
10,000	Weis Markets Inc.	421,500
218,000	Whole Foods Market Inc.	8,597,920

		231,513,295

	Specialty Chemicals — 2.0%
28,000	Albemarle Corp.	1,547,560
6,000	Ashland Inc.	731,400
100,000	E. I. du Pont de Nemours and Co.	6,395,000
294,000	Ferro Corp.†	4,933,320
8,000	FMC Corp.	420,400
46,000	H.B. Fuller Co.	1,868,520
229,000	International Flavors & Fragrances Inc.	25,027,410
2,000	McCormick & Co. Inc., Cl. V	162,140
3,000	NewMarket Corp.	1,331,670
4,000	Quaker Chemical Corp.	355,360
40,000	Sensient Technologies Corp.	2,733,600
93,000	The Dow Chemical Co.	4,758,810

		50,265,190

	Telecommunications — 3.1%
220,000	AT&T Inc.	7,814,400
475,000	BCE Inc.	20,187,500
50,000	BT Group plc, Cl. A	353,686
16,000	BT Group plc, ADR	1,134,240
40,000	CenturyLink Inc.	1,175,200
570,000	Cincinnati Bell Inc.†	2,177,400
400,000	Deutsche Telekom AG, ADR	6,886,000
9,000	Harris Corp.	692,190
33,000	Loral Space & Communications Inc.†	2,082,960
25,000	Orange SA, ADR	384,000
55,000	Proximus	1,941,905
50,220	Sprint Corp.†	229,003
45,010	Telefonica SA, ADR	639,142
389,000	Telephone & Data Systems Inc.	11,436,600
24,000	TELUS Corp.	826,837
30,000	TELUS Corp., New York	1,033,200
400,000	Verizon Communications Inc.	18,644,000

		77,638,263

	Transportation — 0.4%
171,000	GATX Corp.	9,088,650

Shares		Market Value
	Wireless Communications — 1.2%
10,000,000	Cable & Wireless Communications plc	$10,464,459
11,000	Millicom International Cellular SA	813,670
45,000	Millicom International Cellular SA, SDR	3,319,421
240,000	NTT DoCoMo Inc.	4,596,642
100,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,149,000
32,000	United States Cellular Corp.†	1,205,440
195,000	Vodafone Group plc, ADR	7,107,750

		28,656,382

	TOTAL COMMON STOCKS	2,478,393,440

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750%(a)	117,365

	Telecommunications — 0.1%
31,500	Cincinnati Bell Inc., 6.750%, Ser. B	1,544,445

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,661,810

	RIGHTS — 0.0%
	Real Estate Investment Trusts — 0.0%
1,000	Seritage Growth Properties, expire 07/02/15†	3,220

	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	118,758
250,017	Safeway PDC, CVR, expire 01/30/17†	12,201

		130,959

	TOTAL RIGHTS	134,179

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
330,000	Kinder Morgan Inc., expire 05/25/17†	891,000

	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	1,576

	TOTAL WARRANTS	892,576

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$ 1,000,000	Layne Christensen Co., 4.250%, 11/15/18	$776,875

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	514,500

	TOTAL CONVERTIBLE CORPORATE BONDS	1,291,375

	CORPORATE BONDS — 0.3%
	Diversified Industrial — 0.3%
5,300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	6,472,625

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	11,000

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19	2,670

	TOTAL CORPORATE BONDS	6,486,295

	U.S. GOVERNMENT OBLIGATIONS — 0.0%
1,190,000	U.S. Treasury Bills, 0.000%††, 08/06/15	1,190,000

	TOTAL INVESTMENTS — 100.0% (Cost $1,405,036,753)	$2,490,049,675

Market Value

Aggregate tax cost	$1,415,076,360

Gross unrealized appreciation	$1,132,584,938
Gross unrealized depreciation	(57,611,623)

Net unrealized appreciation/depreciation	$1,074,973,315

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of Rule 144A securities amounted to $6,589,990 or 0.26% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Aerospace	$ 71,811,701	$ 354,472	—	$ 72,166,173
Other Industries (a)	2,406,227,267	—	—	2,406,227,267

Total Common Stocks	2,478,038,968	354,472	—	2,478,393,440

Convertible Preferred Stocks (a)	1,544,445	117,365		1,661,810
Rights (a)	—	3,220	$130,959	134,179
Warrants (a)	892,576	—	—	892,576
Convertible Corporate Bonds (a)	—	1,291,375	—	1,291,375
Corporate Bonds (a)	—	6,486,295	—	6,486,295
U.S. Government Obligations	—	1,190,000	—	1,190,000

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,480,475,989	$9,442,727	$130,959	$2,490,049,675

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At June 30, 2015, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund did not hold restricted securities as of June 30, 2015.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

11

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q215QR

The Gabelli Small Cap Growth Fund

Third Quarter Report — June 30, 2015

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year and five year periods, and 5 stars for the ten year period ended June 30, 2015 among 636, 636, 575, and 377 Small Blend funds,

respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund decreased 0.8% compared with an increase of 0.4% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a)(b) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (10/22/91)
Class AAA (GABSX)	(0.80)%	2.61%	16.37%	9.67%	10.44%	13.01%
Russell 2000 Index	0.42	6.49	17.08	8.40	7.50	9.96
Class A (GCASX)	(0.82)	2.59	16.37	9.67	10.44	13.01
With sales charge (c)	(6.53)	(3.31)	15.00	9.02	10.00	12.73
Class C (GCCSX)	(1.01)	1.84	15.50	8.86	9.81	12.60
With contingent deferred sales charge (d)	(2.00)	0.84	15.50	8.86	9.81	12.60
Class I (GACIX)	(0.74)	2.88	16.67	9.88	10.58	13.10

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 91.7%
	Aerospace — 0.7%
1,245,095	Aerojet Rocketdyne Holdings Inc.†	$25,661,408
25,000	Embraer SA, ADR	757,250
20,000	Innovative Solutions & Support Inc.†	66,000

		26,484,658

	Agriculture — 0.0%
400,075	Black Earth Farming Ltd., SDR†	166,500
12,000	Cadiz Inc.†	104,280
13,000	Ceres Inc.†	25,350

		296,130

	Automotive — 0.8%
1,305,415	Navistar International Corp.†	29,541,541
12,000	PACCAR Inc.	765,720

		30,307,261

	Automotive: Parts and Accessories — 7.0%
236,000	BorgWarner Inc.	13,414,240
755,000	Brembo SpA	32,203,951
90,022	China Automotive Systems Inc.†	757,985
403,000	Cooper Tire & Rubber Co.	13,633,490
1,155,000	Dana Holding Corp.	23,769,900
1,210,027	Federal-Mogul Holdings Corp.†	13,733,809
760,000	Modine Manufacturing Co.†	8,154,800
22,000	Monro Muffler Brake Inc.	1,367,520
400,000	O’Reilly Automotive Inc.†	90,392,000
45,000	Puradyn Filter Technologies Inc.†	7,650
200,000	SORL Auto Parts Inc.†	652,000
80,375	Spartan Motors Inc.	368,118
225,000	Standard Motor Products Inc.	7,902,000
207,000	Strattec Security Corp.(a)	14,220,900
400,000	Superior Industries International Inc.	7,324,000
475,000	Tenneco Inc.†	27,284,000
930,000	The Pep Boys - Manny, Moe & Jack†	11,411,100
26,000	Thor Industries Inc.	1,463,280
15,500	Visteon Corp.†	1,627,190

		269,687,933

	Aviation: Parts and Services — 3.0%
25,000	AAR Corp.	796,750
9,500	Astronics Corp.†	673,455
12,340	Astronics Corp., Cl. B†	869,970
48,000	B/E Aerospace Inc.	2,635,200
5,100,000	BBA Aviation plc	24,176,199
500,000	Curtiss-Wright Corp.	36,220,000
44,000	Ducommun Inc.†	1,129,480
873,018	Kaman Corp.	36,614,375
27,000	KLX Inc.†	1,191,510
85,000	Moog Inc., Cl. A†	6,007,800
16,200	Moog Inc., Cl. B†	1,141,857
68,000	Woodward Inc.	3,739,320

		115,195,916

Shares		Market Value
	Broadcasting — 0.8%
520,836	ACME Communications Inc.†	$8,750
242,017	Beasley Broadcast Group Inc., Cl. A	1,120,539
23,300	Cogeco Inc.	1,069,487
445,000	Crown Media Holdings Inc., Cl. A†	2,011,400
29,100	Gray Television Inc.†	456,288
71,200	Gray Television Inc., Cl. A†	928,092
400,000	ITV plc	1,654,830
20,000	Liberty Broadband Corp., Cl. A†	1,019,400
52,362	Liberty Broadband Corp., Cl. C†	2,678,840
80,000	Liberty Media Corp., Cl. A†	2,883,200
160,000	Liberty Media Corp., Cl. C†	5,744,000
125,000	Pandora Media Inc.†	1,942,500
600,000	Salem Media Group Inc.	3,798,000
170,000	Sinclair Broadcast Group Inc., Cl. A	4,744,700
450,000	Sirius XM Holdings Inc.†	1,678,500

		31,738,526

	Building and Construction — 2.7%
66,000	Beazer Homes USA Inc.†	1,316,700
295,000	D.R. Horton Inc.	8,071,200
20,000	Gibraltar Industries Inc.†	407,400
750,000	Hovnanian Enterprises Inc., Cl. A†	1,995,000
200,000	KB Home	3,320,000
450,000	Layne Christensen Co.†	4,027,500
85,000	Lennar Corp., Cl. A	4,338,400
433,009	Lennar Corp., Cl. B	18,671,348
600,000	Louisiana-Pacific Corp.†	10,218,000
142,000	MDC Holdings Inc.	4,255,740
155,000	Meritage Homes Corp.†	7,298,950
12,500	Nortek Inc.†	1,039,125
2,800	NVR Inc.†	3,752,000
345,000	PulteGroup Inc.	6,951,750
200,000	Standard Pacific Corp.†	1,782,000
245,000	The Ryland Group Inc.	11,360,650
380,000	Toll Brothers Inc.†	14,512,200

		103,317,963

	Business Services — 5.4%
40,000	ACCO Brands Corp.†	310,800
124,000	Ascent Capital Group Inc., Cl. A†	5,299,760
125,000	Blackhawk Network Holdings Inc.†	5,150,000
510,006	Clear Channel Outdoor Holdings Inc., Cl. A	5,166,361
1,220,500	Diebold Inc.	42,717,500
560,488	Edgewater Technology Inc.†	4,091,562
420,000	Furmanite Corp.†	3,410,400
95,000	GP Strategies Corp.†	3,157,800
30,000	GSE Systems Inc.†	46,500
365,000	Internap Corp.†	3,376,250
17,000	Landauer Inc.	605,880
1,100,000	Live Nation Entertainment Inc.†	30,239,000
255,000	Loomis AB, Cl. B	7,154,894
200,000	Macquarie Infrastructure Corp.	16,526,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
95,000	McGrath RentCorp.	$2,890,850
17,000	Rentrak Corp.†	1,186,600
280,000	Scientific Games Corp., Cl. A†	4,351,200
15,000	Sealed Air Corp.	770,700
120,000	Sohgo Security Services Co. Ltd.	4,735,875
58,000	Stamps.com Inc.†	4,267,060
78,000	Team Inc.†	3,139,500
400,000	The Brink’s Co.	11,772,000
2,010,900	The Interpublic Group of Companies Inc.	38,750,043
100,418	TNT Express NV	851,840
33,050	TransAct Technologies Inc.	220,774
404,180	Trans-Lux Corp.†(a)	1,212,540
40,000	United Rentals Inc.†	3,504,800
14,444	Vectrus Inc.†	359,222

		205,265,711

	Cable — 1.6%
168,000	AMC Networks Inc., Cl. A†	13,750,800
100	Cable One Inc.†	42,550
555,068	Cablevision Systems Corp., Cl. A	13,288,328
10,000	Cogeco Cable Inc.	578,383
265,670	DIRECTV†	24,651,519
50,000	DISH Network Corp., Cl. A†	3,385,500
36,000	EchoStar Corp., Cl. A†	1,752,480
8,800	Liberty Global plc, Cl. A†	475,816
26,400	Liberty Global plc, Cl. C†	1,336,632

		59,262,008

	Closed-End Business Development Company — 0.0%
113,000	MVC Capital Inc.	1,152,600

	Closed-End Funds — 0.1%
101,720	The Central Europe, Russia, and Turkey Fund Inc.	2,121,879
31,978	The European Equity Fund Inc.	272,129
95,578	The New Germany Fund Inc.	1,441,316

		3,835,324

	Communications Equipment — 0.1%
240,000	Communications Systems Inc.	2,522,400
53,000	Fortinet Inc.†	2,190,490
290,000	Sycamore Networks Inc.	110,490

		4,823,380

	Computer Software and Services — 2.5%
280,000	Activision Blizzard Inc.	6,778,800
40,000	Avid Technology Inc.†	533,600
2,000	Blackbaud Inc.	113,900
750,000	EarthLink Holdings Corp.	5,617,500
98,000	Electronic Arts Inc.†	6,517,000
445,000	FalconStor Software Inc.†	707,550
520,044	Global Sources Ltd.†	3,614,306
73,077	Guidance Software Inc.†	618,962
40,000	InterXion Holding NV†	1,106,000

Shares		Market Value
60,000	Mentor Graphics Corp.	$1,585,800
20,000	Mercury Systems Inc.†	292,800
20,187	MKS Instruments Inc.	765,895
440,000	NCR Corp.†	13,244,000
65,000	Quantum Corp.†	109,200
7,000	Rocket Internet SE†	309,622
100,000	Rockwell Automation Inc.	12,464,000
135,000	Stratasys Ltd.†	4,715,550
268,000	Tyler Technologies Inc.†	34,673,840

		93,768,325

	Consumer Products — 1.3%
295,000	1-800-FLOWERS.COM Inc., Cl. A†	3,085,700
55,000	Brunswick Corp.	2,797,300
33,500	Chofu Seisakusho Co. Ltd.	787,237
57,000	Church & Dwight Co. Inc.	4,624,410
25,000	Elizabeth Arden Inc.†	356,500
40,000	Ginko International Co. Ltd.	503,654
2,000	Harley-Davidson Inc.	112,700
25,000	Harman International Industries Inc.	2,973,500
104,229	Hunter Douglas NV	4,647,416
488,304	Marine Products Corp.	3,047,017
10,000	National Presto Industries Inc.	803,200
445,000	Sally Beauty Holdings Inc.†	14,053,100
220,000	Samick Musical Instruments Co. Ltd.	936,842
13,000	Shimano Inc.	1,773,910
9,750	Steven Madden Ltd.†	417,105
150,000	Swedish Match AB	4,266,663
87,425	Syratech Corp.†	262
25,000	The Scotts Miracle-Gro Co., Cl. A	1,480,250
22,000	WD-40 Co.	1,917,520
105,000	Wolverine World Wide Inc.	2,990,400

		51,574,686

	Consumer Services — 1.3%
53,000	Bowlin Travel Centers Inc.†	71,550
2,750	Collectors Universe Inc.	54,835
18,000	IAC/InterActiveCorp.	1,433,880
265,017	KAR Auction Services Inc.	9,911,636
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,775,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	1,192,140
51,217	Liberty Ventures, Cl. A†	2,011,292
215,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,341,600
900,000	Rollins Inc.	25,677,000
50,000	The ADT Corp.	1,678,500
455,000	TiVo Inc.†	4,613,700

		50,761,133

	Diversified Industrial — 5.9%
21,000	Acuity Brands Inc.	3,779,580
30,000	Aegion Corp.†	568,200
110,000	Albany International Corp., Cl. A	4,378,000
237,000	Ampco-Pittsburgh Corp.	3,583,440
6,000	Anixter International Inc.†	390,900

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
22,000	Burnham Holdings Inc., Cl. A	$418,000
42,076	Covisint Corp.†	137,589
400,000	Crane Co.	23,492,000
55,000	EnPro Industries Inc.	3,147,100
115,000	Greif Inc., Cl. A	4,122,750
117,970	Greif Inc., Cl. B	4,777,785
1,245,000	Griffon Corp.	19,820,400
34,000	Haynes International Inc.	1,676,880
190,000	Jardine Strategic Holdings Ltd.	5,751,300
500,000	Katy Industries Inc.†(a)	1,650,000
45,000	Key Technology Inc.†	594,000
183,518	Kimball International Inc., Cl. B	2,231,579
2,400	L.B. Foster Co., Cl. A	83,064
75,000	Lawson Products Inc.†	1,761,000
96,000	Lincoln Electric Holdings Inc.	5,845,440
65,000	Lindsay Corp.	5,714,150
40,083	Lydall Inc.†	1,184,853
92,000	Magnetek Inc.†	3,165,720
31,500	Matthews International Corp., Cl. A	1,673,910
550,000	Myers Industries Inc.	10,450,000
134,000	Oil-Dri Corp. of America	4,070,920
125,000	Olin Corp.	3,368,750
305,000	Park-Ohio Holdings Corp.	14,780,300
19,000	Pentair plc	1,306,250
220,000	Polypore International Inc.†	13,173,600
87,000	Precision Castparts Corp.	17,388,690
100,000	Raven Industries Inc.	2,033,000
32,000	Roper Technologies Inc.	5,518,720
300,000	Sevcon Inc.†(a)	3,042,000
96,000	Sonoco Products Co.	4,114,560
58,000	Standex International Corp.	4,635,940
167,078	Steel Partners Holdings LP†	2,935,560
390,000	Textron Inc.	17,405,700
469,041	Tredegar Corp.	10,370,497
168,000	Trinity Industries Inc.	4,440,240
147,000	Tyco International plc	5,656,560

		224,638,927

	Educational Services — 0.1%
59,000	Career Education Corp.†	194,700
125,000	Corinthian Colleges Inc.†	875
376,000	Universal Technical Institute Inc.	3,233,600

		3,429,175

	Electronics — 1.5%
98,000	Badger Meter Inc.	6,222,020
268,868	Bel Fuse Inc., Cl. A(a)	5,554,813
14,000	CSR plc, ADR	766,220
550,000	CTS Corp.	10,598,500
575,000	Cypress Semiconductor Corp.	6,762,000
40,000	Daktronics Inc.	474,400
112,000	Dolby Laboratories Inc., Cl. A	4,444,160

Shares		Market Value
1,000	FARO Technologies Inc.†	$46,700
224,000	Gentex Corp.	3,678,080
85,000	Greatbatch Inc.†	4,583,200
20,000	IMAX Corp.†	805,400
68,000	KEMET Corp.†	195,840
35,000	Kimball Electronics Inc.†	510,650
66,000	MOCON Inc.	1,052,700
315,000	Park Electrochemical Corp.	6,035,400
135,000	Rofin-Sinar Technologies Inc.†	3,726,000
170,000	Stoneridge Inc.†	1,990,700

		57,446,783

	Energy and Utilities — 5.2%
13,000	Amec Foster Wheeler plc, ADR	167,960
125,000	Avista Corp.	3,831,250
365,000	Black Hills Corp.	15,932,250
70,000	Black Ridge Oil and Gas Inc.†	17,857
150,000	Callon Petroleum Co.†	1,248,000
49,000	Chesapeake Utilities Corp.	2,638,650
7,000	Clean Energy Fuels Corp.†	39,340
160,000	Cleco Corp.	8,616,000
40,000	CMS Energy Corp.	1,273,600
23,000	Connecticut Water Service Inc.	785,680
35,000	CONSOL Energy Inc.	760,900
11,000	Consolidated Water Co. Ltd.	138,600
155,000	Covanta Holding Corp.	3,284,450
15,000	Dawson Geophysical Co.†	70,500
103,000	Diamondback Energy Inc.†	7,764,140
406,000	El Paso Electric Co.	14,071,960
80,000	Energy Recovery Inc.†	219,200
62,214	EXCO Resources Inc.	73,413
20,000	Gamesa Corporacion Tecnologica SA	315,057
185,000	Great Plains Energy Inc.	4,469,600
110,000	Hawaiian Electric Industries Inc.	3,270,300
20,000	Key Energy Services Inc.†	36,000
45,000	Middlesex Water Co.	1,015,200
95,000	National Fuel Gas Co.	5,594,550
12,000	Northwest Natural Gas Co.	506,160
100,000	NorthWestern Corp.	4,875,000
80,000	Oceaneering International Inc.	3,727,200
300,000	Otter Tail Corp.	7,980,000
12,000	Patterson-UTI Energy Inc.	225,780
1,255,000	PNM Resources Inc.	30,873,000
130,000	Rowan Companies plc, Cl. A	2,744,300
2,370,129	RPC Inc.	32,778,884
146,000	SJW Corp.	4,480,740
190,000	Southwest Gas Corp.	10,109,900
223,000	Steel Excel Inc.†	4,638,400
129,000	SunEdison Inc.†	3,858,390
32,000	Tesoro Corp.	2,701,120
23,000	The Laclede Group Inc.	1,197,380
46,000	The York Water Co.	959,560
70,000	UIL Holdings Corp.	3,207,400

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
14,000	Vestas Wind Systems A/S	$698,755
220,000	Westar Energy Inc.	7,528,400

		198,724,826

	Entertainment — 2.6%
75,000	Carmike Cinemas Inc.†	1,990,500
50,000	Discovery Communications Inc., Cl. A†	1,663,000
100,000	Discovery Communications Inc., Cl. C†	3,108,000
431,384	Dover Motorsports Inc.	953,359
2,000	Global Eagle Entertainment Inc.†	26,040
69,000	International Speedway Corp., Cl. A	2,530,230
6,814	International Speedway Corp., Cl. B	261,317
1,876,811	Media General Inc.†	31,004,918
72,000	Starz, Cl. A†	3,219,840
350,000	Take-Two Interactive Software Inc.†	9,649,500
360,000	The Madison Square Garden Co., Cl. A†	30,056,400
260,000	Twenty-First Century Fox Inc., Cl. A	8,461,700
157,000	Universal Entertainment Corp.	3,549,610
170,000	World Wrestling Entertainment Inc., Cl. A	2,805,000

		99,279,414

	Environmental Services — 0.4%
400,000	Republic Services Inc.	15,668,000

	Equipment and Supplies — 8.3%
44,000	A.O. Smith Corp.	3,167,120
538,000	AMETEK Inc.	29,471,640
40,500	AZZ Inc.	2,097,900
15,000	Belden Inc.	1,218,450
60,000	Capstone Turbine Corp.†	24,642
545,000	CIRCOR International Inc.	29,718,850
223,000	CLARCOR Inc.	13,879,520
325,000	Core Molding Technologies Inc.†	7,423,000
165,000	Crown Holdings Inc.†	8,730,150
4,000	Danaher Corp.	342,360
178,000	Donaldson Co. Inc.	6,372,400
215,000	Entegris Inc.†	3,132,550
830,063	Federal Signal Corp.	12,376,239
288,000	Flowserve Corp.	15,166,080
312,000	Franklin Electric Co. Inc.	10,086,960
244,000	Graco Inc.	17,331,320
4,643,039	GrafTech International Ltd.†	23,029,473
96,000	IDEX Corp.	7,543,680
485,000	Interpump Group SpA	7,829,383
66,000	Itron Inc.†	2,273,040
15,750	Jarden Corp.†	815,063
38,000	Littelfuse Inc.	3,605,820
55,000	Maezawa Kyuso Industries Co. Ltd.	750,950
49,000	Minerals Technologies Inc.	3,338,370
6,000	MSA Safety Inc.	291,060
530,007	Mueller Industries Inc.	18,401,843
512,000	Mueller Water Products Inc., Cl. A	4,659,200

Shares		Market Value
10,000	Plantronics Inc.	$563,100
2,000	Regal Beloit Corp.	145,180
92,032	SL Industries Inc.†	3,553,356
5,000	Teleflex Inc.	677,250
282,000	Tennant Co.	18,425,880
839,000	The Gorman-Rupp Co.	23,559,120
155,000	The Greenbrier Companies Inc.	7,261,750
258,000	The L.S. Starrett Co., Cl. A	3,870,000
100,000	The Manitowoc Co. Inc.	1,960,000
75,000	The Middleby Corp.†	8,417,250
15,000	The Timken Co.	548,550
24,400	The Toro Co.	1,653,832
7,500	Valmont Industries Inc.	891,525
149,649	Vicor Corp.†	1,824,221
7,875	Watsco Inc., Cl. B	1,001,346
176,500	Watts Water Technologies Inc., Cl. A	9,151,525

		316,580,948

	Financial Services — 4.6%
10,800	Alleghany Corp.†	5,062,608
26,620	Argo Group International Holdings Ltd.	1,482,734
310,000	BBCN Bancorp Inc.	4,584,900
125,000	BKF Capital Group Inc.†	148,750
130,000	Calamos Asset Management Inc., Cl. A	1,592,500
12,500	Capitol Federal Financial Inc.	150,500
22,000	Crazy Woman Creek Bancorp Inc.†	246,180
318,000	Energy Transfer Equity LP	20,406,060
48,900	FCB Financial Holdings Inc., Cl. A†	1,555,020
9,967	Fidelity Southern Corp.	173,824
265,000	First Niagara Financial Group Inc.	2,501,600
245,000	FirstMerit Corp.	5,103,350
500,093	Flushing Financial Corp.	10,506,954
290,064	Fortress Investment Group LLC, Cl. A	2,117,467
1,098,300	GAM Holding AG	23,083,154
255,150	Hilltop Holdings Inc.†	6,146,564
40,000	Hudson Valley Holding Corp.	1,128,400
1,350,000	Janus Capital Group Inc.	23,112,000
750,072	KKR & Co. LP.	17,139,145
180,000	Legg Mason Inc.	9,275,400
15,000	M&T Bank Corp.	1,873,950
4,000	Manning & Napier Inc.	39,880
60,024	Medallion Financial Corp.	501,200
250,000	Och-Ziff Capital Management Group LLC, Cl. A	3,055,000
165,000	Oritani Financial Corp.	2,648,250
32,000	PrivateBancorp Inc.	1,274,240
54,000	Pzena Investment Management Inc., Cl. A	596,700
5,000	State Auto Financial Corp.	119,750
355,087	Sterling Bancorp.	5,219,779
14,000	T. Rowe Price Group Inc.	1,088,220
14,000	TFS Financial Corp.	235,480
150,000	The Charles Schwab Corp.	4,897,500
10,000	Universal American Corp.†	101,200
40,782	Value Line Inc.	423,317

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
25,000	Virtu Financial Inc., Cl. A†	$587,000
395,000	Waddell & Reed Financial Inc., Cl. A	18,687,450
10,121	Waterloo Investment Holdings Ltd.†	405
572,300	Wright Investors’ Service Holdings Inc.†	869,896

		177,736,327

	Food and Beverage — 8.8%
575,000	Arca Continental SAB de CV	3,265,437
585,000	Boulder Brands Inc.†	4,059,900
57,150	Brown-Forman Corp., Cl. A	6,367,653
7,500	Brown-Forman Corp., Cl. B	751,350
240,000	Bull-Dog Sauce Co. Ltd.	470,646
5,000,000	China Tontine Wines Group Ltd.†	209,635
222,000	Chr. Hansen Holding A/S	10,831,453
550,000	Cott Corp.	5,379,000
290,000	Crimson Wine Group Ltd.†	2,711,500
1,800,000	Davide Campari-Milano SpA	13,695,958
80,000	Dean Foods Co.	1,293,600
310,000	Denny’s Corp.†	3,599,100
316,021	Diamond Foods Inc.†	9,916,739
320,000	Dr Pepper Snapple Group Inc.	23,328,000
3,500,000	Dynasty Fine Wines Group Ltd.†	650,193
100,000	Farmer Brothers Co.†	2,350,000
510,000	Flowers Foods Inc.	10,786,500
164,000	Ingredion Inc.	13,088,840
180,000	ITO EN Ltd.	3,776,933
41,700	Iwatsuka Confectionery Co. Ltd.	2,759,897
23,500	J & J Snack Foods Corp.	2,600,745
125,000	Kameda Seika Co. Ltd.	4,836,173
32,000	Keurig Green Mountain Inc.	2,452,160
1,325,000	Kikkoman Corp.	41,411,325
240,043	Lifeway Foods Inc.†	4,606,425
1,140,000	Maple Leaf Foods Inc.	21,622,578
3,000	MEIJI Holdings Co. Ltd.	387,302
70,000	MGP Ingredients Inc.	1,177,400
450,000	Morinaga Milk Industry Co. Ltd.	1,650,938
85,000	NISSIN FOODS HOLDINGS CO. LTD.	3,729,624
30,000	Nutrisystem Inc.	746,400
4,000,000	Parmalat SpA	10,443,934
292,000	Post Holdings Inc.†	15,747,560
162,000	Rock Field Co. Ltd.	3,858,561
625,736	Snyder’s-Lance Inc.	20,192,501
31,000	The Boston Beer Co. Inc., Cl. A†	7,191,690
428,000	The Hain Celestial Group Inc.†	28,188,080
76,000	The J.M. Smucker Co.	8,239,160
185,000	The WhiteWave Foods Co.†	9,042,800
700,000	Tingyi (Cayman Islands) Holding Corp.	1,430,424
331,696	Tootsie Roll Industries Inc.	10,717,098
90,000	United Natural Foods Inc.†	5,731,200
21,000	Vina Concha Y Toro SA, ADR	739,200
1,400,000	Vitasoy International Holdings Ltd.	2,384,039

Shares		Market Value
20,000	Willamette Valley Vineyards Inc.†	$138,400
150,000	Yakult Honsha Co. Ltd.	8,898,149

		337,456,200

	Health Care — 4.6%
42,000	Achaogen Inc.†	253,260
32,000	Alere Inc.†	1,688,000
14,000	Align Technology Inc.†	877,940
22,000	Allergan plc†	6,676,120
85,000	AngioDynamics Inc.†	1,394,000
7,000	Anika Therapeutics Inc.†	231,210
200,000	ArthroCare Corp. Stub†	70,000
45,678	Biolase Inc.†	79,480
12,500	Bio-Rad Laboratories Inc., Cl. A†	1,882,625
80,000	Bio-Reference Laboratories Inc.†	3,300,000
18,000	Bruker Corp.†	367,380
217,000	Cantel Medical Corp.	11,646,390
48,000	Cempra Inc.†	1,649,280
214,000	Cepheid Inc.†	13,086,100
184,000	Chemed Corp.	24,122,400
59,000	CONMED Corp.	3,437,930
375,000	Cutera Inc.†	5,805,000
89,000	DexCom Inc.†	7,118,220
28,000	DGT Holdings Corp.†	504,700
210,024	Exactech Inc.†	4,374,800
7,000	Globus Medical Inc., Cl. A†	179,690
43,000	Henry Schein Inc.†	6,111,160
5,000	Heska Corp.†	148,450
46,500	ICU Medical Inc.†	4,448,190
88,000	Kindred Healthcare Inc.	1,785,520
14,285	Lexicon Pharmaceuticals Inc.†	114,994
122,000	Masimo Corp.†	4,726,280
195,000	Meridian Bioscience Inc.	3,634,800
19,853	Neogen Corp.†	941,826
135,000	NuVasive Inc.†	6,396,300
18,000	Ophthotech Corp.†	937,080
105,000	OPKO Health Inc.†	1,688,400
153,444	Orthofix International NV†	5,082,065
69,678	Owens & Minor Inc.	2,369,052
165,000	Pain Therapeutics Inc.†	285,450
50,000	Patterson Companies Inc.	2,432,500
636,000	Quidel Corp.†	14,596,200
205,000	RTI Surgical Inc.†	1,324,300
925,000	Sorin SpA†	2,588,408
54,084	STERIS Corp.	3,485,173
2,300	Straumann Holding AG	630,996
3,000	Stryker Corp.	286,710
40,000	SurModics Inc.†	936,800
14,000	Syneron Medical Ltd.†	148,680
36,000	Tetraphase Pharmaceuticals Inc.†	1,707,840
29,000	The Cooper Companies Inc.	5,161,130
45,500	United-Guardian Inc.	869,050
70,000	Vascular Solutions Inc.†	2,430,400

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
390,000	Wright Medical Group Inc.†	$10,241,400

		174,253,679

	Home Furnishings — 0.5%
212,050	Bassett Furniture Industries Inc.	6,024,341
35,000	Bed Bath & Beyond Inc.†	2,414,300
173,504	Blyth Inc.†	1,101,750
165,000	Ethan Allen Interiors Inc.	4,346,100
220,000	La-Z-Boy Inc.	5,794,800

		19,681,291

	Hotels and Gaming — 3.1%
160,000	Belmond Ltd., Cl. A†	1,998,400
500,000	Boyd Gaming Corp.†	7,475,000
170,500	Canterbury Park Holding Corp.	1,836,285
230,000	Churchill Downs Inc.	28,761,500
162,000	Dover Downs Gaming & Entertainment Inc.†	150,660
100,000	Formosa International Hotels Corp.	842,665
75,000	Gaming and Leisure Properties Inc.	2,749,500
1,000,000	Genting Singapore plc	664,514
18,000	Homeinns Hotel Group, ADR†	556,560
65,573	International Game Technology plc†	1,164,576
153,500	Lakes Entertainment Inc.†	1,393,780
173,000	Las Vegas Sands Corp.	9,094,610
3,125,000	Mandarin Oriental International Ltd.	4,921,875
105,000	Morgans Hotel Group Co.†	707,700
34,000	Penn National Gaming Inc.†	623,900
300,000	Pinnacle Entertainment Inc.†	11,184,000
560,000	Ryman Hospitality Properties Inc.	29,741,600
2,900,000	The Hongkong & Shanghai Hotels Ltd.	4,025,518
385,057	The Marcus Corp.	7,385,393
24,000	Wynn Resorts Ltd.	2,368,080

		117,646,116

	Machinery — 1.0%
345,000	Astec Industries Inc.	14,427,900
1,685,000	CNH Industrial NV	15,636,800
40,000	Global Power Equipment Group Inc.	310,400
95,000	Kennametal Inc.	3,241,400
6,000	Nordson Corp.	467,340
150,000	The Eastern Co.	2,778,000
160,000	Twin Disc Inc.	2,982,400
6,000	Xylem Inc.	222,420

		40,066,660

	Manufactured Housing and Recreational Vehicles — 0.3%
91,000	Cavco Industries Inc.†	6,865,040
15,000	Drew Industries Inc.	870,300
72,000	Nobility Homes Inc.†	736,200
88,490	Skyline Corp.†	260,161
60,000	Winnebago Industries Inc.	1,415,400

		10,147,101

Shares		Market Value
	Metals and Mining — 0.5%
52,003	Barrick Gold Corp.	$554,352
240,000	Century Aluminum Co.†	2,503,200
22,000	Constellium NV, Cl. A†	260,260
45,000	Ivanhoe Mines Ltd., Cl. A†	32,426
140,000	Kinross Gold Corp.†	324,800
200,000	Lynas Corp Ltd.†	5,247
348,000	Materion Corp.	12,267,000
150,000	Peabody Energy Corp.	328,500
52,100	Stillwater Mining Co.†	603,839
21,017	TimkenSteel Corp.	567,249
245,000	Turquoise Hill Resources Ltd.†	928,550
15,000	Yamana Gold Inc.	45,000

		18,420,423

	Paper and Forest Products — 0.1%
16,500	Schweitzer-Mauduit International Inc.	658,020
250,000	Wausau Paper Corp.	2,295,000

		2,953,020

	Publishing — 1.0%
80,000	Cambium Learning Group Inc.†	341,600
3,200	Graham Holdings Co., Cl. B	3,440,160
740,000	Il Sole 24 Ore SpA†	582,443
12,000	John Wiley & Sons Inc., Cl. B	650,400
350,000	Journal Media Group Inc.	2,901,500
45,000	Meredith Corp.	2,346,750
65,000	News Corp., Cl. A†	948,350
1,106,556	The E.W. Scripps Co., Cl. A	25,284,805

		36,496,008

	Real Estate — 1.1%
50,000	Capital Properties Inc., Cl. A†	650,000
152,000	Cohen & Steers Inc.	5,180,160
230,068	Griffin Industrial Realty Inc.	7,371,379
8,400	Gyrodyne Special Distribution, LLC†	173,880
20,000	Lamar Advertising Co., Cl. A	1,149,600
105,000	Morguard Corp.	12,589,071
50,000	New Senior Investment Group Inc.	668,500
126,047	Tejon Ranch Co.†	3,240,668
735,000	The St. Joe Co.†	11,414,550

		42,437,808

	Retail — 6.5%
330,000	Aaron’s Inc.	11,949,300
200,000	AutoNation Inc.†	12,596,000
32,000	Barnes & Noble Inc.†	830,720
340,061	Big 5 Sporting Goods Corp.	4,832,267
37,000	Biglari Holdings Inc.†	15,308,750
335,000	Casey’s General Stores Inc.	32,072,900
50,000	Coldwater Creek Inc.†	735
82,000	Copart Inc.†	2,909,360
1,000	Cracker Barrel Old Country Store Inc.	149,160
413,000	CST Brands Inc.	16,131,780
451,241	Dominion Diamond Corp.	6,321,886

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
2,500	Dunkin’ Brands Group Inc.	$137,500
25,000	Fairway Group Holdings Corp.†	89,000
10,000	GNC Holdings Inc., Cl. A	444,800
80,000	HSN Inc.	5,615,200
665,000	Ingles Markets Inc., Cl. A	31,767,050
615,000	J.C. Penney Co. Inc.†	5,209,050
380,000	Krispy Kreme Doughnuts Inc.†	7,318,800
180,000	Macy’s Inc.	12,144,600
80,000	Movado Group Inc.	2,172,800
108,000	Murphy USA Inc.†	6,028,560
157,000	Nathan’s Famous Inc.	5,818,420
100,000	Penske Automotive Group Inc.	5,211,000
560,000	Pier 1 Imports Inc.	7,072,800
24,000	Regis Corp.†	378,240
125,000	Roundy’s Inc.†	405,000
290,000	Rush Enterprises Inc., Cl. B†	6,960,000
3,100	Sprouts Farmers Market Inc.†	83,638
250,000	SUPERVALU Inc.†	2,022,500
450,000	The Bon-Ton Stores Inc.	2,079,000
400,000	The Cheesecake Factory Inc.	21,814,000
220,000	Tractor Supply Co.	19,786,800
43,173	Village Super Market Inc., Cl. A	1,368,152
20,240	Vitamin Shoppe, Inc.†	754,345
56,000	Weis Markets Inc.	2,360,400
1,054	Winmark Corp.	103,819
12,000	Yoox SpA†	388,236

		250,636,568

	Specialty Chemicals — 4.3%
28,000	A. Schulman Inc.	1,224,160
17,000	Airgas Inc.	1,798,260
118,000	Albemarle Corp.	6,521,860
60,000	Ashland Inc.	7,314,000
1,450,000	Chemtura Corp.†	41,049,500
24,000	Cytec Industries Inc.	1,452,720
2,332,162	Ferro Corp.†	39,133,678
305,000	H.B. Fuller Co.	12,389,100
90,000	Hawkins Inc.	3,635,100
1,050,000	Huntsman Corp.	23,173,500
16,300	NewMarket Corp.	7,235,407
300,000	OMNOVA Solutions Inc.†	2,247,000
13,000	Quaker Chemical Corp.	1,154,920
250,000	Sensient Technologies Corp.	17,085,000

		165,414,205

	Telecommunications — 1.8%
98,000	Atlantic Tele-Network Inc.	6,769,840
2,800,000	Cincinnati Bell Inc.†	10,696,000
360,000	Colt Group SA†	1,069,072
65,000	Consolidated Communications Holdings Inc.	1,365,650
899,221	Gogo Inc.†	19,270,306
31,000	Harris Corp.	2,384,210

Shares		Market Value
250,000	HC2 Holdings Inc.†	$2,237,500
6,000	IDT Corp., Cl. B.	108,480
360,025	Ixia†	4,478,711
30,000	Loral Space & Communications Inc.†	1,893,600
139,000	New ULM Telecom Inc.	1,027,210
115,000	Rogers Communications Inc., Cl. B	4,085,950
116,005	Shenandoah Telecommunications Co.	3,970,851
705,000	Sprint Corp.†	3,214,800
37,584	Verizon Communications Inc.	1,751,790
815,000	VimpelCom Ltd., ADR	4,050,550

		68,374,520

	Transportation — 0.8%
477,000	GATX Corp.	25,352,550
20,000	Irish Continental Group plc	88,296
360,000	ModusLink Global Solutions Inc.†	1,224,000
88,000	Navigator Holdings Ltd.†	1,666,720
133,000	Providence and Worcester Railroad Co.	2,306,220

		30,637,786

	Wireless Communications — 1.4%
45,287,500	Cable & Wireless Communications plc	47,390,917
52,000	Millicom International Cellular SA, SDR	3,835,775
540,105	NII Holdings Inc.†	10,802
50,000	United States Cellular Corp.†	1,883,500

		53,120,994

	TOTAL COMMON STOCKS	3,508,718,333

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
46,000	Jungheinrich AG	3,117,505

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Diversified Industrial — 0.0%
60,098	Sevcon Inc., 4.000%, Ser. A	1,828,181

	RIGHTS — 0.0%
	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR†	9,280
300,000	Sanofi, CVR, expire 12/31/20†	210,000
925,000	Sorin SpA, expire 07/22/15†	35

		219,315

	Wireless Communications — 0.0%
200,000	Leap Wireless International Inc., CVR, expire 03/14/16†	504,000

	TOTAL RIGHTS	723,315

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†	$5,477

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$65,376	Capital Properties Inc., 5.000%, 12/31/22	64,068
93,191	Gyrodyne Co. of America Inc., Sub. Deb., 5.000%, 06/30/17	93,191

	TOTAL CORPORATE BONDS	157,259

	U.S. GOVERNMENT OBLIGATIONS — 8.2%
313,893,000	U.S. Treasury Bills, 0.000% to 0.145%††, 07/09/15 to 12/24/15	313,875,430

	TOTAL INVESTMENTS — 100.0% (Cost $2,106,960,107)	$3,828,425,500

	Aggregate tax cost	$2,116,152,020

	Gross unrealized appreciation	$1,818,383,454
	Gross unrealized depreciation	(106,109,974)

	Net unrealized appreciation/depreciation	$1,712,273,480

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aviation: Parts and Services	$114,054,059	$1,141,857	—	$ 115,195,916
Broadcasting	30,810,434	928,092	—	31,738,526
Consumer Products	51,574,424	—	$262	51,574,686
Consumer Services	50,689,583	71,550	—	50,761,133
Entertainment	99,018,097	261,317		99,279,414
Equipment and Supplies	315,579,602	1,001,346		316,580,948
Financial Services	177,489,742	246,180	405	177,736,327
Food and Beverage	336,806,007	—	650,193	337,456,200
Health Care	171,090,571	3,093,108	70,000	174,253,679
Manufactured Housing and Recreational Vehicles	9,410,901	736,200		10,147,101
Real Estate	42,263,928	—	173,880	42,437,808
Retail	250,635,833	—	735	250,636,568
Telecommunications	67,347,310	1,027,210	—	68,374,520
Wireless Communications	53,110,192		10,802	53,120,994
Other Industries (a)	1,729,424,513	—	—	1,729,424,513

Total Common Stocks	3,499,305,196	8,506,860	906,277	3,508,718,333

Preferred Stocks (a)	3,117,505	—	—	3,117,505
Convertible Preferred Stocks (a)	—	1,828,181	—	1,828,181
Rights (a)	210,000	35	513,280	723,315
Warrants (a)		5,477	—	5,477
Corporate Bonds (a)	—	64,068	93,191	157,259
U.S. Government Obligations	—	313,875,430	—	313,875,430

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,502,632,701	$324,280,051	$1,512,748	$3,828,425,500

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2015, the Fund held no futures contracts.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities at June 30, 2015.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year and five year periods, and 5 stars for the ten year period ended June 30, 2015 among 636, 636, 575, and 377 Small Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

GAB443Q215QR

The Gabelli Focus Five Fund

Third Quarter Report — June 30, 2015

To Our Shareholders,

For the quarter ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund decreased 1.3% compared with an increase of 0.3% for the Standard & Poor’s (“S&P”) 500 Index and an increase of 0.04% for the Blended Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a)(b) (Unaudited)
	Quarter	1 Year(c)	5 Year	10 Year	Since January 1, 2012(c)		Since Inception (12/31/02)
Class AAA (GWSVX)	(1.29)%	(0.57)%	16.58%	7.65%	17.11%		9.50%
Russell 2500 Index	(0.34)	5.92	17.85	9.09	18.47	(d)	12.08
Russell 1000 Index	0.11	7.37	17.58	8.13	18.00		11.93
MSCI AC World Ex-U.S. Index	0.72	(4.85)	8.23	6.01	9.40		6.19
Blended Index	0.04	3.52	15.29	8.08	16.00		10.81
S&P 500 Index	0.28	7.42	17.34	7.89	17.67	(d)	9.26
Class A (GWSAX)	(1.28)	(0.56)	16.61	7.68	17.13		9.53
With sales charge (e)	(6.95)	(6.28)	15.24	7.03	15.16		9.00
Class C (GWSCX)	(1.45)	(1.29)	15.73	6.87	16.25		8.73
With contingent deferred sales charge (f)	(2.43)	(2.28)	15.73	6.87	16.25		8.73
Class I (GWSIX)	(1.13)	(0.29)	16.90	7.87	17.43		9.67

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	S&P 500 Index and Russell 2500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.2%
	Automotive — 3.0%
100,000	General Motors Co.	$3,333,000
100,000	Navistar International Corp.†	2,263,000
40,000	O’Reilly Automotive Inc.†	9,039,200

		14,635,200

	Business Services — 3.6%
925,000	The Interpublic Group of Companies Inc.	17,824,750

	Cable and Satellite — 13.7%
569,185	EchoStar Corp., Cl. A†	27,707,926
783,700	Liberty Global plc, Cl. C†	39,678,731

		67,386,657

	Computer Software and Services — 5.6%
1,625,000	Internap Corp.†	15,031,250
1,007,176	RealD Inc.†	12,418,480

		27,449,730

	Diversified Industrial — 6.0%
1,491,584	API Technologies Corp.†	3,743,876
1,817,127	Jason Industries Inc.†(a)	12,374,635
344,900	Tyco International plc	13,271,752

		29,390,263

	Energy and Utilities — 7.8%
324,700	Canadian Solar Inc.†	9,286,420
315,000	CIRCOR International Inc.	17,176,950
1,000,000	Weatherford International plc†	12,270,000

		38,733,370

	Entertainment — 8.7%
950,000	Take-Two Interactive Software Inc.†	26,191,500
426,700	Twenty-First Century Fox Inc., Cl. B	13,748,274
50,000	Viacom Inc., Cl. B	3,232,000

		43,171,774

	Financial Services — 0.8%
85,000	CIT Group Inc.	3,951,650

	Food and Beverage — 7.8%
1,500,000	Boulder Brands Inc.†	10,410,000
1,000,000	Maple Leaf Foods Inc.	18,967,174
165,000	Post Holdings Inc.†	8,898,450

		38,275,624

	Health Care — 17.2%
429,934	Alere Inc.†	22,679,018
7,800,000	BioScrip Inc.†(a)	28,314,000
240,000	Endo International plc†	19,116,000
150,000	Mylan NV†	10,179,000

Shares		Market Value
100,000	Tetraphase Pharmaceuticals Inc.†	$4,744,000

		85,032,018

	Hotels and Gaming — 1.9%
525,000	MGM Resorts International†	9,581,250

	Retail — 4.5%
370,000	Barnes & Noble Inc.†	9,605,200
250,000	CST Brands Inc.	9,765,000
581,523	The Bon-Ton Stores Inc.	2,686,636

		22,056,836

	Semiconductors — 1.8%
400,000	Integrated Device Technology Inc.†	8,680,000

	Specialty Chemicals — 13.8%
1,050,100	Chemtura Corp.†	29,728,331
780,000	Huntsman Corp.	17,214,600
380,000	Methanex Corp.	21,150,800

		68,093,731

	TOTAL COMMON STOCKS	474,262,853

	RIGHTS — 0.0%
	Health Care — 0.0%
7,800,000	BioScrip Inc., expire 08/01/15†	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.8%
$18,546,000	U.S. Treasury Bills, 0.000% to 0.095%††, 07/23/15 to 12/17/15	18,544,990

	TOTAL INVESTMENTS — 100.0% (Cost $463,709,266)	$492,807,843

	Aggregate tax cost	$464,680,277

	Gross unrealized appreciation	$58,997,231
	Gross unrealized depreciation	(30,869,665)

	Net unrealized appreciation/depreciation	$28,127,566

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$474,262,853	—	—	$474,262,853
Rights (a)	—	—	$ 0	0
U.S. Government Obligations	—	$18,544,990	—	18,544,990

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$474,262,853	$18,544,990	$ 0	$492,807,843

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2015, the Fund held no investments in equity options contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of Gabelli & Company, the firm’s institutional research business. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q215QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/27/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/27/2015

* Print the name and title of each signing officer under his or her signature.